Fair Value Measurements - Level 3 fair value measurements (Details) - SPRING VALLEY ACQUISITION CORP	Dec. 31, 2021	Dec. 31, 2021 USD ($)	Dec. 31, 2020
Volatility
Derivative Liability, Measurement Input	20.60
Level 3 | Exercise price
Derivative Liability, Measurement Input	11.50	11.50	11.50
Level 3 | IPO Price
Derivative Liability, Measurement Input	10.00	10.00	10.00
Level 3 | Implied Stock Price Range
Derivative Liability, Measurement Input	10.03	10.03	10.12
Level 3 | Volatility
Derivative Liability, Measurement Input	26.60		21.0
Level 3 | Term
Derivative Liability, Measurement Input	5.50		5.70
Level 3 | Risk-free rate
Derivative Liability, Measurement Input	1.30		0.46
Level 3 | Dividend Yield
Derivative Liability, Measurement Input	0.0		0.0